Fixed assets - Other intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 2,935	€ 2,385
Incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities	€ 195
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	926	969	519
FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		875
FRANCE | 2G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	207
FRANCE | 3G licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	57
SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 37
SPAIN | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			296
SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 611
BURKINA FASO | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			119
GUINEA | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 82